COMMITMENTS - GUARANTEES AND COMMITMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Guarantees
Financial, labor-related, tax and rental transactions	$ 119,356	$ 152,297
Contractual Obligations	187,962	198,283
Other	85	22
Guarantees and commitments to third parties	$ 307,403	$ 350,602